CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	11 Months Ended		4 Months Ended		12 Months Ended
	Dec. 31, 2014		May 13, 2014		Dec. 31, 2013		Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 687,814
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	932,782	[1]
Deferred income taxes	111,246
Amortization of fair value adjustment on debt	(330,924)
Amortization of lease premium intangible	14,461
Accretion of fair value adjustment on deposits and maintenance liabilities	71,806
Maintenance rights expense	128,901
Amortization of debt issuance costs (c)	5,088	[2]
Asset impairment	7,153	[3]
Net gain on sale of assets	(19,340)
Other	(94,075)
Changes in operating assets and liabilities:
Trade receivables	118,205
Other assets	26,632
Accrued expenses, accounts payable and other liabilities	54,979
Net cash provided by operating activities	1,714,728
INVESTING ACTIVITIES
Purchase of flight equipment (f)	(1,078,150)	[4]
Prepayments on flight equipment (g)	(231,304)	[5]
Proceeds from sale or disposal of assets (h)	82,961	[6]
Acquisition of ILFC, net of cash acquired	(195,311)
Advance on notes receivable related party	(639,420)
Movement in restricted cash (i)	332,950	[7]
Collections of finance and sales-type leases	55,078
Net cash used in investing activities	(1,673,196)
FINANCING ACTIVITIES
Issuance of debt (j)	3,241,170	[8]
Repayment of debt (k)	2,840,409	[9]
Debt issuance costs paid	(55,219)	[10]
Security deposits received (l)	93,639	[11]
Security deposits returned (m)	(77,978)	[12]
Maintenance payments received (n)	447,320	[13]
Maintenance payments returned (o)	(261,914)	[14]
Net cash provided by (used in) financing activities	546,609
Net increase (decrease) in cash and cash equivalents	588,141
Effect of exchange rate changes on cash and cash equivalents	(1,792)
Cash and cash equivalents at end of period	586,349
Cash paid during the period for:
Interest, excluding interest capitalized of $41,993 for the period beginning February 5, 2014 and ending September 30, 2014, $10,872 for the period beginning January 1, 2014 and ending May 13, 2014 and $11,006 (2013)	873,215
Income taxes, net	32,981
Predecessor
OPERATING ACTIVITIES
Net income (loss)			143,908		(517,083)		410,322
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization			666,134	[1]	1,850,303	[1]	1,918,728	[1]
Deferred income taxes			224,817	[15]	(293,665)		(62,971)
Amortization of debt issuance costs (c)			27,011	[2]	60,148	[2]	73,935	[2]
Amortization of debt discount			3,963		8,031		14,191
Amortization of prepaid lease costs			17,882		78,082		61,518
Asset impairment			49,247	[16],[3]	1,401,400	[16],[3]	192,362	[16],[3]
Forfeitures of customer deposits			(4,094)		(32,719)		(42,607)
(Recoveries of) Provision for credit losses on notes receivable and net investment in finance and sales-type leases							(9,728)
Loss on early extinguishment of debt					17,695		22,934
Other			(62,426)	[17]	(103,180)	[17]	(16,044)	[17]
Changes in operating assets and liabilities:
Lease receivables and other assets			65,269		(141,074)		142,552
Accrued interest and other payables			7,728		92,575		100,343
Current income taxes and other tax liabilities			(148,801)	[18]	15,653		17,791
Net cash provided by operating activities			990,638		2,436,166		2,823,326
INVESTING ACTIVITIES
Purchase of flight equipment (f)			(495,456)	[4]	(1,962,572)	[4]	(1,772,817)	[4]
Prepayments on flight equipment (g)			(176,339)	[5]	(306,998)	[5]	(233,677)	[5]
Proceeds from sale or disposal of assets (h)			124,974	[6]	744,372	[6]	521,231	[6]
Advance on notes receivable			(53,468)
Movement in restricted cash (i)			(287,363)	[7]	230,564	[7]	(280,581)	[7]
Collections of notes receivable			1,338		6,830		11,066
Collections of finance and sales-type leases			19,838		59,303		41,879
Other					(569)		(230)
Net cash used in investing activities			(866,476)		(1,229,070)		(1,713,129)
FINANCING ACTIVITIES
Issuance of debt (j)			1,502,730	[8]	1,952,244	[8]	3,759,188	[8]
Repayment of debt (k)			270,858	[9]	4,870,051	[9]	3,824,636	[9]
Debt issuance costs paid			(16,650)	[10]	(58,851)	[10]	(73,120)	[10]
Security deposits received (l)			69,362	[11]	108,622	[11]	130,109	[11]
Security deposits returned (m)			(46,010)	[12]	(95,867)	[12]	(108,191)	[12]
Transfers of security and rental deposits on sales of aircraft					(67,968)		(4,428)
Maintenance payments received (n)			196,957	[13]	595,489	[13]	574,979	[13]
Maintenance payments returned (o)			(136,975)	[14]	(448,340)	[14]	(494,779)	[14]
Net change in other deposits			24,587				(16,121)
Dividends paid to AIG			(591,744)
Payment of preferred dividends			(90)		(336)		(420)
Net cash provided by (used in) financing activities			731,309		(2,885,058)		(57,419)
Net increase (decrease) in cash and cash equivalents			855,471		(1,677,962)		1,052,778
Effect of exchange rate changes on cash and cash equivalents			(255)		1,780		(200)
Cash and cash equivalents at beginning of period			1,351,405		3,027,587		1,975,009
Cash and cash equivalents at end of period			2,206,621		1,351,405		3,027,587
Cash paid during the period for:
Interest, excluding interest capitalized of $41,993 for the period beginning February 5, 2014 and ending September 30, 2014, $10,872 for the period beginning January 1, 2014 and ending May 13, 2014 and $11,006 (2013)			433,718		1,395,526		1,437,366
Income taxes, net			$ 1,294	[19]	$ 2,832	[19]	$ 5,563	[19]

[1]	Amounts were presented as Depreciation of flight equipment in the Predecessor financial statements.
[2]	Amounts were presented as Amortization of deferred debt issue costs in the Predecessor financial statements.
[3]	Amounts were presented as Aircraft impairment charges and fair value adjustments in the Predecessor financial statements.
[4]	Amounts were presented as Acquisition of flight equipment in the Predecessor financial statements.
[5]	Amounts were presented as Payments for deposits and progress payments in the Predecessor financial statements.
[6]	Amounts were presented as Proceeds from disposal of flight equipment in the Predecessor financial statements.
[7]	Amounts were presented as Restricted cash in the Predecessor financial statements.
[8]	Amounts were presented as Proceeds from debt financing in the Predecessor financial statements.
[9]	Amounts were presented as Payments in reduction of debt financing in the Predecessor financial statements.
[10]	Amounts were presented as Debt issue costs in the Predecessor financial statements.
[11]	Amounts were presented as Security and rental deposits received in the Predecessor financial statements.
[12]	Amounts were presented as Security and rental deposits returned in the Predecessor financial statements.
[13]	Amounts were presented as Overhaul rentals collected in the Predecessor financial statements.
[14]	Amounts were presented as Overhaul rentals reimbursed in the Predecessor financial statements.
[15]	Current income taxes and other tax liabilities of $127,418 were reclassified to Deferred income taxes on our Predecessor Consolidated Balance Sheet for the period beginning January 1, 2014 and ending May 13, 2014, as a result of our adoption of new accounting guidance on January 1, 2014. See Note 2 - Summary of Significant Accounting Policies.
[16]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 for the period beginning January 1, 2014 and ending May 13, 2014, and $1,162,843 and $102,662 for the years ended December 31, 2013 and 2012, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $49,247 for the period beginning January 1, 2014 and ending May 13, 2014, and $238,557 and $89,700 for the years ended December 31, 2013 and 2012, respectively, in the Predecessor financial statements.
[17]	Includes foreign exchange adjustments of foreign currency denominated cash, gain on aircraft sales, provision for losses on aircraft asset value guarantees, amortization of fees received on asset value guarantees, and other non-cash items.
[18]	Amounts were presented as Depreciation of flight equipment in the Predecessor financial statements.Current income taxes and other tax liabilities of $127,418 were reclassified to Deferred income taxes on our Predecessor Consolidated Balance Sheet for the period beginning January 1, 2014 and ending May 13, 2014, as a result of our adoption of new accounting guidance on January 1, 2014. See Note 2 - Summary of Significant Accounting Policies.Amounts were presented as Amortization of deferred debt issue costs in the Predecessor financial statements.Amounts were presented as Aircraft impairment charges and fair value adjustments in the Predecessor financial statements.Includes foreign exchange adjustments of foreign currency denominated cash, gain on aircraft sales, provision for losses on aircraft asset value guarantees, amortization of fees received on asset value guarantees, and other non-cash items.Amounts were presented as Acquisition of flight equipment in the Predecessor financial statements.Amounts were presented as Payments for deposits and progress payments in the Predecessor financial statements.Amounts were presented as Proceeds from disposal of flight equipment in the Predecessor financial statements.Amounts were presented as Restricted cash in the Predecessor financial statements.Amounts were presented as Proceeds from debt financing in the Predecessor financial statements.Amounts were presented as Payments in reduction of debt financing in the Predecessor financial statements.Amounts were presented as Debt issue costs in the Predecessor financial statements.Amounts were presented as Security and rental deposits received in the Predecessor financial statements.Amounts were presented as Security and rental deposits returned in the Predecessor financial statements.Amounts were presented as Overhaul rentals collected in the Predecessor financial statements.Amounts were presented as Overhaul rentals reimbursed in the Predecessor financial statements.
[19]	Includes approximately $0.1 million, $0.4 million, and $1.7 million paid to AIG for ILFC tax liability for the period beginning January 1, 2014 and ending May 13, 2014, the year ended December 31, 2013, and the year ended December 31, 2012, respectively.